Trade Accounts Receivable	12 Months Ended
Jan. 31, 2024
Trade Accounts Receivable
Trade Accounts Receivable

Note 5 – Trade Accounts Receivable

	January 31,	January 31,
	2024	2023
Trade accounts receivable	52,268	46,718
Less: Provision for credit losses	(699)	(1,545)
	51,569	45,173

Included in accounts receivable are unbilled receivables in the amount of $2.4 million as at January 31, 2024 ($0.3 million as at January 31, 2023). No single customer accounted for more than 10% of the accounts receivable balance as of January 31, 2024 and 2023.

The following table presents the changes in the provision for credit losses as follows:

Provision
for Credit
Losses
Balance at January 31, 2022	1,860
Current period provision for expected losses	1,068
Write-offs charged against the provision	(1,341)
Effect of movements in foreign exchange	(42)
Balance at January 31, 2023	1,545
Current period provision for expected losses	924
Write-offs charged against the provision	(1,770)
Effect of movements in foreign exchange	—
Balance at January 31, 2024	699